CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 87,811,272	$ 12,608,229	¥ 233,853,654
Restricted Cash	48,112	6,908	0
Short-term investments	0	0	31,888,500
Inventories, net	102,201,746	14,674,460	213,870,251
Prepayments	71,314,254	10,239,533	372,355,129
Other current assets	27,275,215	3,916,264	41,460,490
Total current assets	288,650,599	41,445,394	893,428,024
Non-current assets:
Property, plant and equipment, net	21,426,955	3,076,552	7,249,044
Intangible asset, net	48,717,132	6,994,964	0
Operating lease right-of-use assets	8,447,978	1,212,988	9,155,665
Total non-current assets	78,592,065	11,284,504	16,404,709
TOTAL ASSETS	367,242,664	52,729,898	909,832,733
Current liabilities:
Current portion of long-term debts	280,000	40,203	0
Accounts payable	15,292,843	2,195,796	2,837,638
Advance from customers	124,469,097	17,871,679	917,391,899
Operating lease liabilities, current	4,199,361	602,958	5,224,757
Other current liabilities	39,399,532	5,657,111	6,917,757
Total current liabilities	183,640,833	26,367,747	932,372,051
Non-current liabilities:
Long-term debts	16,673,316	2,394,009	0
Operating lease liabilities, non-current	2,514,115	360,985	2,122,357
Total liabilities	202,828,264	29,122,741	934,494,408
Shareholders' equity (deficit):
Ordinary shares Value			66,970
Additional paid-in capital	354,803,564	50,943,854	201,418,380
Accumulated deficit	(199,207,921)	(28,602,923)	(223,679,698)
Statutory reserves	6,647,109	954,414	0
Accumulated other comprehensive income (loss)	2,099,329	301,429	(2,467,327)
Total shareholders' deficit	164,414,400	23,607,157	(24,661,675)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	367,242,664	52,729,898	¥ 909,832,733
Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	35,425	5,086
Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary shares Value	¥ 36,894	$ 5,297